Risk/Return Detail Data - FidelityGrowthStrategiesFund-KPRO	Jan. 29, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Mt. Vernon Street Trust
FidelityGrowthStrategiesFund-KPRO | Fidelity Growth Strategies Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Growth Strategies Fund /K
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Growth Strategies Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 93 % of the average value of its portfolio.
Portfolio Turnover, Rate	93.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing in companies that Fidelity Management & Research Company LLC (FMR) believes offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks). Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Effective December 11, 2025, normally investing at least 80% of assets in securities of growth companies. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.401k.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	25.84%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(19.39%)
Performance Table Heading	Average Annual Returns
FidelityGrowthStrategiesFund-KPRO | Fidelity Growth Strategies Fund | Fidelity Growth Strategies Fund - Class K
Risk/Return:
Management fee	0.67%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.68%
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847
2015	3.34%
2016	2.85%
2017	21.68%
2018	(6.81%)
2019	36.75%
2020	29.56%
2021	21.55%
2022	(26.41%)
2023	21.07%
2024	26.68%
FidelityGrowthStrategiesFund-KPRO | Fidelity Growth Strategies Fund | Return Before Taxes | Fidelity Growth Strategies Fund - Class K
Risk/Return:
Label	Class K
Past 1 year	26.68%
Past 5 years	12.19%
Past 10 years	11.35%
FidelityGrowthStrategiesFund-KPRO | Fidelity Growth Strategies Fund | RS012
Risk/Return:
Label	Russell Midcap® Growth Index
Past 1 year	22.10%
Past 5 years	11.47%
Past 10 years	11.54%
FidelityGrowthStrategiesFund-KPRO | Fidelity Growth Strategies Fund | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.